Pensions and other post-employment benefits - Weighted average duration (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pension plan
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	14 years	14 years
Post retirement obligations
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	12 years	14 years